Liability in Respect of Government Grants (Details) - Schedule of liability in respect of government grants - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of liability in respect of government grants [Abstract]
Balance as of January 1	$ 1,076	$ 1,275
Increase through business combination	912
Amounts received during the year	217	55
Payment of royalties	(196)	(158)
Amounts recognized as an offset from research and development expenses	(118)	(23)
Revaluation of the liability	97	(73)
Balance as of December 31	1,988	1,076
Current maturities in respect of government grants	428	226
Long term liability in respect of government grants	$ 1,560	$ 850